Reference interest rate reform	12 Months Ended
Dec. 31, 2022
Reference interest rate reform
Reference interest rate reform

Note 28. Reference interest rate reform

Since the 2010s, there has been an ongoing reform to replace or amend benchmark interest rates such as LIBOR and other interbank offered rates (IBOR). SEK’s exposure that is directly affected by the reference interest rate reform is primarily its lending contracts with floating interest rates, its lending and borrowing contracts at fixed interest rates that are hedged to floating interest rates as well as swaps to floating interest rates. The main floating interest rate exposures relate to USD LIBOR, STIBOR and EURIBOR. LIBOR is the group of benchmark interest rates that currently has a timed settlement plan. GBP LIBOR, CHF LIBOR, EUR LIBOR, JPY LIBOR and USD LIBOR 1W and USD LIBOR 2M ceased on December 31, 2021. For USD LIBOR, the rest of the maturities will expire after June 30, 2023. For EURIBOR and STIBOR, no such end date has been communicated, but the general opinion is that these will continue to exist for the next few years. Outstanding exposures with a reference interest rate of USD LIBOR and a maturity after June 2023 will be converted during the period up to June 30, 2023. Change of reference interest rate during the reform will be carried out with the intention that the change shall be financially neutral for each party. SEK has lending contracts and derivative contracts maturing after June 30, 2023 in USD LIBOR with a nominal amount of USD 1,682 million (year-end 2021: Skr 1,870 million) and USD 19,063 million (year-end 2021: Skr 19,284 million), respectively. The nominal amount of the hedging instruments directly affected by the IBOR reform amounts to Skr 81,590 million (year-end 2021: Skr 105,440 million).

SEK has adhered to the 2020 ISDA Fallback Protocol, which sets a market standard for handling the conversion of derivatives to a new reference interest rate between counterparties during the reference interest rate reform. For lending contracts, conversion is handled by agreement. SEK has applied the relief under IFRS 9 Reform for new reference rates.

SEK has been working since 2018 to prepare the company for the reference interest rate reform. The work includes changes in systems, processes, agreements, pricing and risk models to manage the new risk-free reference rates (RFRs) that replace LIBOR. SEK continues to monitor the development of new market standards and relevant interest groups to ensure an orderly transition to the new reference rates. In applying the amendments to IFRS 9, SEK has made the assumption in assessing the financial relationship between hedged items and hedging instruments that the uncertainty regarding future reference interest rates will remain until the hedging instruments are converted.